Concentration of Risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2025 USD ($)
Concentration of Risks [Line Items]
Cash and cash equivalents	¥ 64,269	¥ 92,586		$ 9,190
Customer Concentration Risk [Member] | One Major Client [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	38.40%	35.60%	33.90%
Customer Concentration Risk [Member] | One Major Client [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	39.30%	23.70%
Customer Concentration Risk [Member] | Two Major Client [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	11.40%		11.30%
Customer Concentration Risk [Member] | Two Major Client [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	36.60%	19.50%
Customer Concentration Risk [Member] | Customers Three [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	20.50%	15.90%
Customer Concentration Risk [Member] | Four Major Client [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage		11.40%
Customer Concentration Risk [Member] | Vendor One [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	13.40%	22.70%	21.20%
Customer Concentration Risk [Member] | Vendor Two [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	12.10%	22.70%	19.20%
Customer Concentration Risk [Member] | Vendor Three [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage			17.80%
Customer Concentration Risk [Member] | Vendor Four [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage			14.40%
Customer Concentration Risk [Member] | Suppliers One [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	21.80%
Customer Concentration Risk [Member] | Suppliers One [Member] | Accounts Payable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage		35.70%	41.10%
Customer Concentration Risk [Member] | Suppliers Two [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	12.30%
Customer Concentration Risk [Member] | Suppliers Two [Member] | Accounts Payable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage			19.60%